Consolidated statement of income $ in Millions	12 Months Ended
	Dec. 31, 2018 € / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Consolidated statement of income
Sales (Notes 3, 4, 5)		$ 209,363		$ 171,493	$ 149,743
Excise taxes (Notes 3, 5)		(25,257)		(22,394)	(21,818)
Revenues from sales (Notes 3, 5)		184,106		149,099	127,925
Purchases, net of inventory variation (Note 5)		(125,816)		(99,411)	(83,377)
Other operating expenses (Note 5)		(27,484)		(24,966)	(24,302)
Exploration costs (Note 5)		(797)		(864)	(1,264)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)		(13,992)		(16,103)	(13,523)
Other income (Note 6)		1,838		3,811	1,299
Other expense (Note 6)		(1,273)		(1,034)	(1,027)
Financial interest on debt		(1,933)		(1,396)	(1,108)
Financial income and expense from cash & cash equivalents		(188)		(138)	4
Cost of net debt (Note 15)		(2,121)		(1,534)	(1,104)
Other financial income (Note 6)		1,120		957	971
Other financial expense (Note 6)		(685)		(642)	(636)
Net income (loss) from equity affiliates (Note 8)		3,170		2,015	2,214
Income taxes (Note 11)		(6,516)		(3,029)	(970)
Consolidated net income		11,550		8,299	6,206
Group share		11,446		8,631	6,196
Non-controlling interests		$ 104		$ (332)	$ 10
Earnings per share (in dollars or Euros per share) | (per share)	€ 3.62	$ 4.27	€ 2.97	$ 3.36	$ 2.52
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	€ 3.59	$ 4.24	€ 2.96	$ 3.34	$ 2.51